Schedule of Investments (unaudited) April 30, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 117.0%

Pennsylvania — 113.5%

Corporate — 2.3%
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	$2,630	$2,672,606
Green Bond, Covanta Project, AMT, 3.25%, 08/01/39(a)	1,950	1,458,639
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	180	183,415
National Gypsum Co., 5.50%, 11/01/44	135	115,846

		4,430,506

County/City/Special District/School District — 25.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	190	195,278
5.00%, 05/01/42	450	461,619
Altoona Area School District, GO:
(BAM), 5.00%, 12/01/36	125	142,888
(BAM), 5.00%, 12/01/45	600	671,262
Series A (AGM), 5.00%, 12/01/36	1,180	1,348,858
Bethlehem Area School District, GO (BAM), Series A:
5.00%, 08/01/34	1,610	1,847,700
5.00%, 08/01/35	1,210	1,381,638
Borough of West Chester Pennsylvania, GO, Refunding, 3.50%, 11/15/35	1,095	1,161,193
Boyertown Area School District, GO:
5.00%, 10/01/36	610	684,066
5.00%, 10/01/38	920	1,027,272
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 09/01/26	1,095	1,184,713
County of Bucks Pennsylvania Water & Sewer Authority, RB, Series A (AGM):
5.00%, 12/01/37	780	873,748
5.00%, 12/01/40	1,000	1,114,870
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	1,025	1,220,314
5.00%, 03/01/43	775	914,942
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	160	152,019
County of York Pennsylvania, GO, Refunding, 5.00%, 09/01/20(b)	500	506,765

Security	Par (000)	Value

County/City/Special District/School District (continued)
Dallastown Area School District, GO, Refunding, 5.00%, 04/15/34	$1,235	$1,420,954
East Pennsboro Area School District, GO (BAM):
4.00%, 10/01/40	355	388,537
4.00%, 10/01/44	840	912,265
Fox Chapel Area School District, GO:
5.00%, 02/01/39	1,345	1,579,783
5.00%, 02/01/42	1,250	1,437,675
Marple Newtown School District, GO, 3.00%, 06/01/40	1,375	1,416,896
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 09/01/30(c)	6,145	4,870,834
Springfield School District/Delaware County, GO:
5.00%, 03/01/36	870	1,045,035
5.00%, 03/01/37	890	1,066,781
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 07/15/34	2,190	2,278,717
Corry Area School District, CAB, 0.00%, 12/15/22(c)	1,640	1,590,636
Corry Area School District, CAB, 0.00%, 12/15/23(c)	1,980	1,884,802
Corry Area School District, CAB, 0.00%, 12/15/24(c)	1,980	1,845,776
Corry Area School District, CAB, 0.00%, 12/15/25(c)	1,770	1,614,647
Township of Bristol Pennsylvania School District, GO:
5.00%, 06/01/40	775	846,595
(BAM), 5.00%, 06/01/42	1,685	1,946,226
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	1,270	1,339,037
Township of Lower Paxton Pennsylvania, GO:
5.00%, 04/01/42	435	485,316
5.00%, 04/01/46	1,435	1,582,676
Tredyffrin Easttown School District, GO, 5.00%, 02/15/39	695	815,784
West Shore School District Pennsylvania, GO:
5.00%, 11/15/43	2,095	2,412,518
5.00%, 11/15/48	1,200	1,370,832
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	637,925

		49,679,392

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 21.5%
Berks County Municipal Authority, Refunding RB, Alvernia University Project:
5.00%, 10/01/39	$160	$148,362
5.00%, 10/01/49	430	377,901
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College, 5.00%, 08/15/26	100	100,889
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries Project:
4.13%, 01/01/38	160	141,946
4.00%, 01/01/36	395	350,570
5.00%, 01/01/39	760	759,802
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 08/01/40	1,205	1,362,939
5.00%, 08/01/45	1,610	1,808,594
County of Delaware Pennsylvania Authority, Refunding RB, Cabrini University, 5.00%, 07/01/47	2,480	2,593,163
County of Montgomery Higher Education & Health Authority, Refunding RB, Series A:
Thomas Jefferson University, 5.00%, 09/01/48	1,500	1,638,120
Thomas Jeferson University, 5.00%, 09/01/37	840	938,162
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
Lafayette College, 4.00%, 11/01/38	1,160	1,259,922
Moravian College, 5.00%, 10/01/36	610	646,820
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,000	2,364,840
Pennsylvania Higher Educational Facilities Authority, RB,Series AT-1, 4.00%, 06/15/34	2,000	2,157,640
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 05/01/21(b)	3,700	3,861,357

Security	Par (000)	Value

Education (continued)
Drexel University, Series A, 5.25%, 05/01/41	$230	$236,698
La Salle University, 5.00%, 05/01/37	1,325	1,375,787
State System of Higher Education, Series AL, 5.00%, 06/15/35	280	281,084
Thomas Jefferson University, 5.00%, 09/01/45	2,000	2,124,200
University of Science in Philadelphia, 5.00%, 11/01/36	2,100	1,978,242
Widener University, Series A, 5.25%, 07/15/33	1,580	1,694,250
Widener University, Series A, 5.50%, 07/15/38	385	413,802
Philadelphia Authority for Industrial Development, RB:
Alliance For Progress Charter School, Inc. Project, 4.00%, 06/15/29	280	252,064
Alliance For Progress Charter School, Inc. Project, 5.00%, 06/15/39	335	299,905
Alliance For Progress Charter School, Inc. Project, 5.00%, 06/15/49	935	789,140
Independence Charter School West Project, 5.00%, 06/15/50	575	474,001
University of Sciences, 5.00%, 11/01/42	2,710	2,586,776
Philadelphia Authority for Industrial Development, Refunding RB:
1st Series, 5.00%, 04/01/45	2,170	2,383,810
La Salle University, 4.00%, 05/01/42	2,985	2,995,358
Saint Johns University, 4.00%, 11/01/45	740	743,130
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 09/15/38	830	931,683
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 07/01/35	435	453,805
5.00%, 07/01/35	485	498,338
5.00%, 07/01/45	300	306,552
5.00%, 07/01/47	820	846,691

		42,176,343

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 19.9%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 07/01/41	$3,000	$3,258,030
County of Allegheny Hospital Development Authority, Refunding RB:
Allegheny Health Network Obligation, Class A (AGM), 4.00%, 04/01/44	3,440	3,730,095
Allegheny Health Network Obligated Group Issue, Series A, 4.00%, 04/01/37	1,700	1,745,747
Allegheny Health Network Obligated Group Issue, Series A, 5.00%, 04/01/47	700	756,343
County of Allegheny Pennsylvania Hospital Development Authority, RB, University of Pittsburgh Medical Center Health, Series B (NPFGC), 6.00%, 07/01/26	2,000	2,454,960
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A, 5.00%, 11/01/40	765	770,531
County of Bucks Pennsylvania IDA, Refunding RB, Pennswood Village Project, 5.00%, 10/01/37	940	942,209
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21(b)	2,410	2,635,359
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, 5.00%, 12/01/51	2,000	1,691,100
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries, 5.00%, 01/01/38	2,600	2,603,042

Security	Par (000)	Value

Health (continued)
County of Franklin Pennsylvania IDA, RB, Menno-Haven, Inc. Project:
5.00%, 12/01/29	$70	$66,553
5.00%, 12/01/39	135	117,334
5.00%, 12/01/49	100	81,459
5.00%, 12/01/54	365	291,839
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 07/01/20(b)	415	417,980
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	575	608,563
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	865	886,521
Acts Retirement-Life Communities, 5.00%, 11/15/28	555	565,900
Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	220	193,567
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
St. Luke’s University Health Network Project, 5.00%, 08/15/46	1,000	1,063,280
St. Lukes University Health Network Project, 5.00%, 08/15/48	1,125	1,216,181
County of Northampton Pennsylvania IDA, Refunding RB, MorningStar Senior Living, Inc.:
5.00%, 11/01/39	355	301,998
5.00%, 11/01/44	355	291,934
5.00%, 11/01/49	650	515,697
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 08/01/21(b)	460	494,974
County of Wayne Hospital & Health Facilites Authority, RB, Wayne Memorial Hospital Project, Series A, 4.00%, 07/01/46	1,595	1,620,137
DuBois Hospital Authority, Refunding RB, Penn Highlands Healthcare, 4.00%, 07/15/48	2,060	2,060,865

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Lancaster IDA, RB, Willow Valley Communities Project:
4.00%, 12/01/44	$420	$415,590
5.00%, 12/01/44	665	716,079
4.00%, 12/01/49	565	548,971
Lancaster IDA, Refunding RB, Garden Spot Village Project(b):
5.38%, 05/01/23	520	588,255
5.75%, 05/01/23	865	988,107
Mount Lebanon Hospital Authority, RB, St. Clair Memorial Hospital Project, 4.00%, 07/01/48	2,345	2,429,162
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 07/01/20(b)	2,055	2,069,447

		39,137,809

Housing — 6.9%
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 08/01/37	1,360	1,581,911
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 02/15/39	4,050	4,573,381
Pennsylvania HFA, RB:
S/F Housing, Series 128B, 4.00%, 10/01/47	3,760	3,915,476
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	385	268,372
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	400	265,092
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	810	520,717
4.00%, 12/01/46	2,970	1,882,564
4.00%, 12/01/51	805	495,204

		13,502,717

State — 5.7%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment, 5.00%, 06/01/35	1,295	1,480,781
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 06/01/22(b)	2,460	2,669,272

Security	Par (000)	Value

State (continued)
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	$7,000	$7,050,820

		11,200,873

Tobacco — 4.5%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	3,575	4,120,331
5.00%, 06/01/34	4,175	4,795,363

		8,915,694

Transportation — 17.2%
City of Philadelphia Pennsylvania, ARB, Series A, 5.00%, 06/15/40	3,825	3,834,792
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B:
5.00%, 07/01/37	1,100	1,177,792
5.00%, 07/01/47	2,105	2,213,323
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 07/01/42	1,500	1,730,895
Delaware River Port Authority, RB:
5.00%, 01/01/29	475	534,617
5.00%, 01/01/37	2,285	2,510,758
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	6,025	6,408,793
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42(c)	4,760	1,843,358
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40(c)	1,275	619,880
Sub-Series B, 5.25%, 12/01/48	1,930	2,283,074
Sub-Series B-1, 5.00%, 06/01/42	2,345	2,566,860
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	3,270	3,553,738
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts, 5.00%, 06/01/21(b)	4,325	4,517,815

		33,795,695

Utilities — 10.2%
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	1,705	1,848,510

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series:
5.25%, 08/01/20(b)	$660	$667,036
5.25%, 08/01/40	1,040	1,048,486
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 08/01/30	800	906,424
5.00%, 08/01/31	600	677,604
5.00%, 08/01/32	800	899,128
5.00%, 08/01/33	400	447,724
5.00%, 08/01/34	700	778,519
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 10/01/52	810	934,052
Series C (AGM), 5.00%, 08/01/20(b)	3,350	3,383,667
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/43	3,040	3,561,147
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	1,410	1,588,915
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 05/01/23(b)	420	470,522
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	1,196,936
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 01/01/32	1,520	1,523,633

		19,932,303

Total Municipal Bonds in Pennsylvania		222,771,332

Puerto Rico — 3.5%

State — 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	1,243	285,840
Series A-1, 5.00%, 07/01/58	255	238,175
Series A-2, 4.33%, 07/01/40	125	111,637
Series A-2, 4.78%, 07/01/58	46	41,409
Series B-1, 4.75%, 07/01/53	283	255,062
Series B-1, 5.00%, 07/01/58	3,423	3,195,405
Series B-2, 4.33%, 07/01/40	2,701	2,406,105
Series B-2, 4.78%, 07/01/58	274	244,266

Total Municipal Bonds in Puerto Rico		6,777,899

Total Municipal Bonds — 117.0% (Cost — $225,283,708)		229,549,231

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(d) — 47.9%

Pennsylvania — 47.9%

Education — 20.7%
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Thomas Jefferson University Projects, 4.00%, 09/01/44(e)	$3,100	$3,147,244
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/47	3,900	4,479,891
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	3,493	3,954,223
Pennsylvania Higher Educational Facilities Authority, RB:
State System of Higher Education, Series AR, 4.00%, 06/15/38	11,335	11,992,201
University of Pennsylvania Health System, Series A, 5.75%, 08/15/21(b)	5,120	5,440,000
University of Pennsylvania Health System, Series A, 4.00%, 08/15/39(e)	7,815	7,977,318
Philadelphia Authority for Industrial Development, RB, Philadelphia College of osteopathic Medicine, 4.00%, 12/01/48(e)	3,300	3,546,906

		40,537,783

Health — 13.9%
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, Series A, 4.00%, 07/01/49(e)	2,501	2,528,291
Geisinger Authority Pennsylvania, RB, Health System, Series A-1, 5.13%, 06/01/41	7,430	7,617,234

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 03/15/40	$8,000	$8,140,240
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	4,680	4,850,492
Saint Mary Pennsylvania Hospital Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/48	3,754	4,237,864

		27,374,121

Housing — 1.3%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 114A, AMT, 3.70%, 10/01/42(e)	2,438	2,448,644

State — 10.0%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(e)	6,000	6,567,600
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group:
4.00%, 06/01/49	5,385	5,606,539
Series A, 5.00%, 06/01/44	7,000	7,508,270

		19,682,409

Security	Par (000)	Value

Transportation — 2.0%
Pennsylvania Turnpike Commission, RB, Subordinate, Series A, 5.50%, 12/01/42	$1,680	$1,888,942
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,850	2,123,929

		4,012,871

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.9% (Cost — $91,162,040)		94,055,828

Total Long-Term Investments — 164.9% (Cost — $316,445,748)		323,605,059

	Shares

Short-Term Securities — 3.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.15%(f)(g)	6,261,623	6,262,875

Total Short-Term Securities — 3.2% (Cost — $6,258,492)		6,262,875

Total Investments — 168.1% (Cost — $322,704,240)		329,867,934

Other Assets Less Liabilities — 1.7%		3,476,997

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.9)%		(54,750,319)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (41.9)%		(82,311,286)

Net Assets Applicable to Common Shares — 100.0%		$196,283,326

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2020 to June 1, 2039, is $16,004,052.

(f)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

(g)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,353,360	3,908,263	(b)	—	6,261,623	$6,262,875	$15,846	$632	$4,383

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

Syncora	Syncora Guarantee

7

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodolgies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$323,605,059	$—	$323,605,059
Short-Term Securities	6,262,875	—	—	6,262,875

	$6,262,875	$323,605,059	$—	$329,867,934

(a)	See above Schedule of Investments for values in each sector and state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(54,481,582)	$—	$(54,481,582)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

	$—	$(137,081,582)	$—	$(137,081,582)

8